Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Long-Lived Assets by Geography - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 9,349	$ 5,156
Domestic (Israel) [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	8,046	4,419
China [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	227	176
USA [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	696	139
Other [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 380	$ 422